Consolidated Statements of Financial Position - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Property, plant and equipment		$ 349,440	$ 512,601
Right-of-use assets		69,241	138,483
Other investment		2,500,000
Deferred tax assets		48,306	29,787
Total non-current assets		2,966,987	680,871
Current assets
Inventories		2,549,920	1,646,333
Trade and other receivables		2,032,477	1,497,817
Deferred initial public offering (“IPO”) costs			795,771
Amounts due from related parties		72,033	1,053,708
Loans to related parties			4,291,215
Cash and cash equivalents		3,583,757	102,697
Total current assets		8,238,187	9,387,541
Total assets		11,205,174	10,068,412
Equity attributable to owners of the Company
Share capital	[1]	183	160
Share premium		7,435,512
Merger reserve		13	13
Capital reserve		(2,500,000)	(2,500,000)
Foreign currency translation reserve		5,130	5,130
Retained earnings		3,108,426	2,872,801
Total equity		8,049,264	378,104
Non-current liabilities
Lease liabilities			87,632
Total non-current liabilities			87,632
Current liabilities
Trade and other payables		3,041,100	4,424,830
Lease liabilities		87,632	80,916
Borrowings			5,088,600
Income tax payable		27,178	8,330
Total current liabilities		3,155,910	9,602,676
Total liabilities		3,155,910	9,690,308
Total equity and liabilities		$ 11,205,174	$ 10,068,412

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.